Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 78,326	$ (283,007)	$ (81,100)
Change in foreign currency translation adjustment	(1,298)	1,410	(1,039)
Change in unrealized gain on marketable securities
Unrealized gain arising during the period, net	317	113	506
Reclassification of Cash Flow Hedge Gain (Loss) [Abstract]
Unrealized gain (losses) arising during the period	4,559	(172)	(48)
Less -reclassification adjustment for net (losses) gain realized and included in net income	(3,444)	(315)	1,300
Net change (net of tax effect of $152, $66 and $171)	1,115	(487)	1,252
Other comprehensive income (loss)	134	1,036	719
Comprehensive income (loss)	$ 78,460	$ (281,971)	$ (80,381)